RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	$ 0	$ 0
Series 15 [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	0
Series 16 [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	0
Series 17 [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	0
Series 18 [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	0	0
Series 19 [Member]
Advances From Affiliate [Line Items]
Advances From Affiliate Of General Partner	$ 0	$ 0